THE TREASURER'S FUND
                                                          SEMI-ANNUAL REPORT
                                                           APRIL 30, 1999(a)

TO OUR SHAREHOLDERS,

      Bond yields have risen considerably as the market continues to prepare for a possible near term interest rate hike. Expectations for higher interest rates are based on persistent strength in the economy and the prospect of higher inflation pressures. Several economic reports suggest acceleration in the present pace of activity. In the first quarter of 1999, the economy grew at a 4.1% annual pace, spurred by the strongest rate of consumer spending in eleven years. Inflation pressures intensified after the release of April's Consumer Price Index ("CPI") report, which surged 0.7%, the largest jump in almost nine years. Continued indications that the economy is still expanding are evident in industrial production and housing starts, as well as gains in average hourly earnings. However, inflation concerns diminished slightly after the release of May's unchanged CPI report, which suggested inflation is not the looming problem forecasted by April's CPI report. This data presents a challenge for the Federal Reserve Board to determine whether higher interest rates are truly necessary to keep inflation in line.

      At the last Federal Open Market Committee ("FOMC") meeting on May 18, the Fed kept interest rates unchanged, but announced a shift from neutral to a tightening bias in its inter-meeting stance. According to the Fed, the key reason for the shift was tight labor markets and "strength in demand in excess of productivity gains", while also noting that costs and core prices remain low. Strongly supporting the Fed's action was a decline in the unemployment rate from 4.3% in April to 4.2% in May (evidence that labor markets are not loosening). Additional support comes from the 0.4% rise in May's hourly earnings, lifting the year over year increase in wages to 3.6% from a revised 3.5% in April. With the pace of wage inflation not as slow as previously believed, a rate hike could easily be anticipated.

      Federal Reserve Board Chairman Greenspan's address to the Joint Economic Committee helped to soothe the markets. He suggested that the Fed should be preemptive in order to fight the imbalances that are developing in the economy, which pose risks going forward. He stated that by taking "modest" action now, the Fed could avoid having to take more drastic action later. Mr. Greenspan's comments diminished concerns of a series of immediate interest rate moves, though he hinted that a 25 basis point rise in the federal funds rate was imminent. The most recently released economic data points to the need for only modest Fed action. For example, single family housing starts surged 12.8% in May to the highest level since 1978, while mortgage applications for new home purchases rose to their second

----------
(a) The Fund's fiscal year ends October 31.

highest level on record. Industrial production rose 0.2% in May, while the Fed's Beige Book report revealed that the "U.S. economy remains strong, with gains in activity widespread." Most significant was the release of the unchanged CPI for May, which confirmed that strong growth is still not leading to higher inflation.

      Therefore, while there is little urgency for the Fed to raise interest rates in response to current inflation data, the pressure to do so is significant. The combination of strong economic data and the bearish shift in Fed commentary has left the market uncertain of what action the Fed will take after the June meeting. With that in mind, market participants will now wait anxiously for the conclusion of the FOMC meeting scheduled for June 29 and 30. After the Fed meeting, observers will remain on data alert, living from number to number, because it is the economic data that should determine the timing and degree of any additional Fed action.

INTERNET

      You can now visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

CONCLUSION

      We thank you for your loyalty and as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 1-800-GABELLI (1-800-422-3554) during the business day for further information.

                                                    Sincerely,

                                                    /s/Judith A. Raneri
                                                    -------------------
                                                    JUDITH A. RANERI
                                                    Portfolio Manager

June 15, 1999

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total returns and average annual returns, which reflect changes in investment income, are net of expenses. Investment returns and yields will fluctuate. An investment in The Treasurer's Fund Portfolios are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. THE FUND'S PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 1999 (UNAUDITED)
================================================================================

 Principal                                                                          Credit               Market
  Amount                                                                           Ratings*              Value
  ------                                                                           --------              -----
              COMMERCIAL PAPER - 17.2%
$10,000,000   First Chicago Financial Corp., 4.88%, 05/03/99 ...................     A1/P1           $  9,997,289
 10,000,000   Louis Dreyfus Corp., 4.86%, 05/05/99 .............................     A1+/P1             9,994,600
 10,000,000   Three Rivers Funding Corp., 4.84%, 05/10/99 ......................     A1/P1              9,987,900
 15,000,000   Grand Funding Corp., 4.83%, 05/24/99 .............................     A1+/P1            14,953,712
 10,000,000   Ipalco Enterprises Inc., 4.84%, 06/21/99 .........................     A1/P1              9,931,433
 15,000,000   Island Finance Puerto Rico Inc., 4.83%, 07/07/99 .................     A1/P1             14,865,163
                                                                                                     ------------
              TOTAL COMMERCIAL PAPER ...........................................                       69,730,097
                                                                                                     ------------
              ASSET BACKED SECURITIES - 1.7%
  6,740,838   European American Bank Lease Rec. Dep. Trust, 5.25%, 12/15/99 ....     A1/P1              6,740,838
                                                                                                     ------------
              MEDIUM TERM and SENIOR NOTES - 6.2%
 10,000,000   Travelers Life & Annuity Funding Agreement, 4.929%, 05/17/99,+ ...    A1+/P10+           10,000,000
  5,000,000   Morgan Guaranty Trust (JPM), 4.924%, 05/28/99, 11/29/99+ .........    Aa2/AA+             4,999,728
 10,000,000   Goldman Sachs Promissory Notes, 4.996%, 07/29/99, 10/26/99+ ......     A1+/P1            10,000,000
                                                                                                     ------------
              TOTAL MEDIUM TERM AND SENIOR NOTES ...............................                       24,999,728
                                                                                                     ------------
              ADJUSTABLE RATE SECURITIES - 5.4%
  7,000,000   Maine Finance Authority Electric Rate  Stabilization,
                Series 1998-A,  4.95%,  05/05/99,  AMBAC Insured,
                SPA - Fleet Bank, 06/01/08+ ....................................    NR/VMIG1            7,000,000
  1,280,000   New Jersey Economic Development Authority, 4.90%,
                05/05/99, 08/01/14+ ............................................     A1+/NR             1,280,000
  9,300,000   Health Insurance Plan of Greater New York, Series B, 4.90%,
                05/05/99, Letter of Credit - Morgan Guaranty Trust, 07/01/16+ ..     A1+/NR             9,300,000
  4,400,000   New Jersey Economic Development Authority, 4.943%,
                05/03/99, 10/01/21+ ............................................     A1+/P1             4,400,000
                                                                                                     ------------
              TOTAL ADJUSTABLE RATE SECURITIES .................................                       21,980,000
                                                                                                     ------------
              LOAN PARTICIPATIONS - 3.7%
 15,000,000   GMAC Mortgage Corp., 4.97%, 05/04/99 .............................     NR/NR             14,993,788
                                                                                                     ------------
              U.S. GOVERNMENT AGENCY MORTGAGES - 21.2%
  5,000,000   Federal Home Loan Bank, 5.035%, 05/03/99 .........................                        5,000,000
  5,000,000   Federal Home Loan Bank, 4.867%, 05/05/99, 04/07/00+ ..............                        5,000,000
  5,000,000   Federal Home Loan Bank, 5.00%, 05/24/99 ..........................                        5,000,000
  5,000,000   Federal Home Loan Bank, 5.03%, 06/02/99 ..........................                        5,000,000
  5,000,000   Federal Home Loan Bank, 5.05%, 06/03/99 ..........................                        5,000,000
  4,000,000   Federal Home Loan Bank, 5.10%, 06/09/99 ..........................                        3,998,940
  5,000,000   Federal Home Loan Bank, 5.14%, 06/17/99 ..........................                        4,999,401
  5,000,000   Federal Home Loan Bank, 5.115%, 06/17/99 .........................                        5,000,000
 10,000,000   Federal Home Loan Bank, 4.72%, 06/18/99 ..........................                        9,937,048
  5,000,000   Federal Home Loan Bank, 5.03%, 07/28/99 ..........................                        5,000,000
  5,000,000   Federal Home Loan Bank, 5.10%, 08/11/99 ..........................                        4,998,438
  5,000,000   Federal Home Loan Bank, 5.135%, 08/17/99 .........................                        4,999,219
  5,000,000   Federal Farm Credit Bank, 4.83%, 10/01/99 ........................                        5,000,000
  5,000,000   Federal Home Loan Bank, 5.00%, 10/27/99 ..........................                        5,000,000
  2,000,000   Federal Home Loan Bank, 4.94%, 10/27/99 ..........................                        2,000,000
  5,000,000   Student Loan Marketing Assoc., 4.90%, 10/27/99 ...................                        5,000,000
  5,000,000   Federal Home Loan Bank, 5.03%, 10/29/99 ..........................                        5,000,000
                                                                                                     ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ...........................                       85,993,046
                                                                                                     ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1999 (UNAUDITED)
================================================================================

 Principal                                                                                               Market
  Amount                                                                                                 Value
  ------                                                                                                 -----
              REPURCHASE AGREEMENTS - 47.0%
$80,000,000   ABN AMRO, 4.92%, dated 04/30/99,
                due 05/03/99, proceeds at maturity $80,032,800 (a) .............                      $80,000,000
 80,000,000   State Street Bank & Trust Co., 4.92%, dated 04/30/99,
                due 05/03/99, proceeds at maturity $80,032,800 (b) .............                       80,000,000
 29,622,938   Bear Stearns & Co. Inc., 4.88%, dated 04/30/99,
                due 05/03/99, proceeds at maturity $29,634,984 (c) .............                       29,622,938
                                                                                                     ------------
              TOTAL REPURCHASE AGREEMENTS ......................................                      189,622,938
                                                                                                     ------------
TOTAL INVESTMENTS (Cost $414,000,435) (d) ......................................        102.4%        414,000,435
PAYABLE TO MANAGER .............................................................         (0.0)%           (95,663)
PAYABLE TO ADMINISTRATOR .......................................................         (0.0)%           (29,047)
PAYABLE FOR SECURITIES PURCHASED ...............................................         (2.5)%        (9,997,656)
DIVIDENDS PAYABLE ..............................................................         (0.1)%          (423,894)
OTHER ASSETS AND LIABILITIES (NET) .............................................          0.2%            989,131
                                                                                        -----        ------------
NET ASSETS (404,524,457 shares of beneficial interest outstanding,
  $0.001 par value, two billion shares authorized) .............................        100.0%       $404,443,306
  ======                                                                                =====        ============
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................                     $404,443,306
Undistributed net investment income ............................................                            2,225
Accumulated net realized loss on investments ...................................                           (2,225)
                                                                                                     ------------
NET ASSETS .....................................................................                     $404,443,306
                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .......................                            $1.00
                                                                                                            =====
----------
  +  Variable rate security. The short term date shown reflects the next rate change.
(a)  Collateralized by Federal Home Loan Bank, 5.91%, due 04/29/09, market value
     $49,321,894 and FNMA Medium Term Note, due 07/26/99, market value
     $32,338,574.
(b)  Collateralized by FNMA, 4.85%, due 11/20/00, market value $81,600,925.
(c)  Collateralized by U.S. Treasury STRIPS, due 08/15/01 to 11/15/24, market value $30,463,636. (d) Aggregate cost for Federal tax purposes.
     AMBAC - AMBAC Indemnity Corporation, SPA - Standby Purchase Agreement.
  *  Credit ratings issued by Standard & Poor's Corporation, Moody's Investors
     Services Inc. and Fitch Investors Services Inc. (Unaudited). Standard &
     Poor's credit rating of A1, Moody's credit rating of P1 and VMIG1 and
     Fitch's credit rating of F1 reflect instruments of the highest quality.
     Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the
     Portfolios.


                 See accompanying notes to financial statements.


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- APRIL 30, 1999 (UNAUDITED)
====================================================================================================================

    PRINCIPAL                                                                              CREDIT        MARKET
     AMOUNT                                                                                RATINGS*      VALUE
    ---------                                                                              --------      ------

               SHORT-TERM MUNICIPAL OBLIGATIONS - 99.4%
               ALABAMA - 0.3%
    $  500,000 Huntsville Industrial Development Board, Avco Corporation Project,
                 Series 1982, 4.50%, 05/06/99, LOC - Wachovia Bank
                 of Georgia,11/01/99+ ..................................................    Aa2/NR    $   500,000
                                                                                                      -----------
               ARIZONA - 4.9%
     5,000,000 Maricopa County Pollution Control, El Paso Electric
                 Company Project, Series A, 3.95%, 05/05/99, FGIC Insured,
                 LOC - Barclays Bank, 07/01/14+ ........................................     NR/P1      5,000,000
     2,900,000 Scottsdale Industrial Development Authority Revenue,
                 Scottsdale Memorial Health Systems Project,
                 Series B, 3.85%, 05/05/99, AMBAC Insured,
                 SPA - Credit Local de France, 09/01/22+ ...............................   VMIG1/A1+    2,900,000
                                                                                                      -----------
               TOTAL ARIZONA .......................................................................    7,900,000
                                                                                                      -----------
               COLORADO - 0.7%
     1,085,000 Colorado Health Facilities Authority, Boulder Community
                 Hospital Project, Series C, 4.00%, 05/06/99, MBIA Insured,
                 SPA - Rabobank Nederland, 10/01/14+ ...................................   VMIG1/A1+    1,085,000
                                                                                                      -----------
               CONNECTICUT - 1.9%
     3,000,000 Connecticut State Special Assessment Unemployment Compensation,
                 Series C, 3.60%, 07/01/99, FGIC Insured, 11/15/01+ ....................   VMIG1/A1+    3,000,000
                                                                                                      -----------
               FLORIDA - 7.0%
     1,000,000 Collier County Health Facilities Authority Revenue,
                 Cleveland Clinic Health System Project, 4.25%, 05/03/99,
                 SPA - NBD Bank, 01/01/33+ .............................................   VMIG1/A1+    1,000,000
     2,500,000 Dade County, 6.00%, 10/01/99, FGIC Insured ..............................     NR/NR      2,527,710
     4,500,000 Florida Gulf Coast University, 4.05%, 05/06/99,
                 LOC - First Union National Bank, 08/01/27+ ............................     NR/A1      4,500,000
     1,225,000 Indian Trace Community Development District Updates-Basin 1
                 Water Management, Series A, 3.85%, 05/05/99, MBIA Insured,
                 SPA - Swiss Bank Corp., 05/01/11+ .....................................   VMIG1/A1+    1,225,000
     2,000,000 Lee County Industrial Development Authority, Health Care
                 Facilities Revenue, Var-Cypress Cove Health Park - c, 3.90%,
                 05/05/99, LOC - Kredietbank N.V., 10/01/04+ ...........................   VMIG1/NR     2,000,000
                                                                                                      -----------
               TOTAL FLORIDA .......................................................................   11,252,710
                                                                                                      -----------
               GEORGIA - 4.4%
     1,000,000 Burke County Development Authority, Pollution Control Revenue,
                 Georgia Power Company, 4.20%, 05/03/99, 07/01/24+ .....................   VMIG1/A1     1,000,000
     4,040,000 Burke County Development Authority, Pollution Control Revenue,
                 Ogelthorpe Power Corporation Project, Series A, 3.85%, 05/05/99,
                 FGIC Insured, SPA - Canadian Imperial Bank, 01/01/16+ .................   VMIG1/A1+    4,040,000
     2,000,000 Gwinnett County School District Construction Sales Tax Notes,
                 3.50%, 12/31/99 .......................................................    MIG1/NR     2,004,191
                                                                                                      -----------
               TOTAL GEORGIA .......................................................................    7,044,191
                                                                                                      -----------
               ILLINOIS - 3.1%
     5,000,000 Illinois Health Facilities Authority Revenue Updates,
                 Loyola University Health Systems, Series B, 3.85%,
                 05/05/99, MBIA Insured, SPA - C.S. First Boston, 07/01/24+ ............   VMIG1/A1+    5,000,000
                                                                                                      -----------


                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1999 (UNAUDITED)
====================================================================================================================

    PRINCIPAL                                                                              CREDIT        MARKET
     AMOUNT                                                                                RATINGS*      VALUE
    ---------                                                                              --------      ------
               INDIANA - 1.4%
    $1,000,000 Indiana University, Student Fee Project, Series H, 6.40%, 08/01/99 ......    Aa3/AA    $ 1,008,624
     1,185,000 Purdue University, Student Fee Project, Series P, 4.00%, 07/01/99 .......    Aa2/AA      1,186,750
                                                                                                      -----------
               TOTAL INDIANA .......................................................................    2,195,374
                                                                                                      -----------
               KANSAS - 1.5%
     1,100,000 Olathe Kansas Industrial Revenue, Garmin International Project,
                 4.15%, 05/05/99, LOC - NationsBank, 01/01/25+ .........................    NR/A1+      1,100,000
     1,375,000 Wichita Temp. Notes, Series A, 3.50%, 04/27/00 ..........................   MIG1/SP1+    1,379,212
                                                                                                      -----------
               TOTAL KANSAS ........................................................................    2,479,212
                                                                                                      -----------
               KENTUCKY - 1.4%
     1,000,000 Kentucky Asset/Liability Common Fund Revenue Project,
                 3.50%, 11/01/99 .......................................................   MIG1/SP1+    1,000,963
     1,255,000 Kentucky Development Finance Authority, Pooled Loan Program,
                 Series A, 4.00%, 05/06/99, FGIC Insured,
                 SPA - Landesbank Hessen, 12/01/15+ ....................................   VMIG1/A1+    1,255,000
                                                                                                      -----------
               TOTAL KENTUCKY ......................................................................    2,255,963
                                                                                                      -----------
               LOUISIANA - 3.2%
     3,000,000 Louisiana State, Series 1991, 3.10%, 07/21/99,
                 LOC - Credit Local de France ..........................................   VMIG1/A1+    3,000,000
     1,200,000 Parish of West Baton Rouge, Industrial District No. 3,
                 Series 1987, 2.70%, 05/13/99 ..........................................     A1/P1      1,200,000
     1,000,000 Placquemines Louisiana Port Harbor & Term District Marine Facility,
                 Electro-Coal Transfer, Series B, 2.65%, 05/20/99, 09/01/07+ ...........    A1+/P1      1,000,000
                                                                                                      -----------
               TOTAL LOUISIANA .....................................................................    5,200,000
                                                                                                      -----------
               MARYLAND - 0.6%
     1,000,000 Northeast Maryland Waste Disposal Authority, Hartford
                 County Resource Recovery Revenue, 3.75%, 05/05/99,
                 AMBAC Insured, SPA - Credit Local de France, 01/01/08+ ................   VMIG1/A1+    1,000,000
                                                                                                      -----------
               MICHIGAN - 3.3%
     4,000,000 Michigan Higher Education Student Loan, Series XII B,
                 3.95%, 05/05/99, AMBAC Insured,
                 SPA - Kredietbank N.V., 10/01/13+ .....................................   VMIG1/A1     4,000,000
     1,300,000 Wayne Charter County Airport, Detroit Metropolitan County Project,
                 Series B, 3.95%, 05/05/99,
                 LOC - Bayerische Landesbank, 12/01/16+ ................................   VMIG1/A1+    1,300,000
                                                                                                      -----------
               TOTAL MICHIGAN ......................................................................    5,300,000
                                                                                                      -----------
               MINNESOTA - 4.7%
     3,500,000 Rochester Minnesota Health Care, Mayo Foundation,
                 Mayo Medical Center, Series C, 2.65%, 05/17/99+ .......................    A1+/NR      3,500,000
     2,500,000 Rochester Minnesota Health Care, Mayo Foundation,
                 Mayo Medical Center, Series A, 2.70%, 05/13/99+ .......................    A1+/NR      2,500,000
     1,500,000 Rochester Minnesota Health Care, Mayo Foundation,
                 Mayo Medical Center, Series F, 2.95%, 05/03/99+ .......................    A1+/NR      1,500,000
                                                                                                      -----------
               TOTAL MINNESOTA .....................................................................    7,500,000
                                                                                                      -----------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1999 (UNAUDITED)
====================================================================================================================

    PRINCIPAL                                                                              CREDIT        MARKET
     AMOUNT                                                                                RATINGS*      VALUE
    ---------                                                                              --------      ------
               MISSOURI - 1.6%
    $2,500,000 Missouri State Health & Educational Facilities Authority,
                 Christian Health Service, Series A, 4.00%, 05/05/99,
                 LOC - Morgan Guaranty Trust, 11/01/19+ ................................    NR/A1+    $ 2,500,000
                                                                                                      -----------
               MONTANA - 3.1%
     5,000,000 Montana State Tax & Revenue Anticipation Notes, 3.50%, 06/30/99 .........   MIG1/SP1+    5,005,126
                                                                                                      -----------
               NEVADA - 2.7%
     4,402,000 Clark County Nevada Airport Improvement Revenue, Series A,
                 3.85%, 05/05/99, MBIA Insured,
                 SPA - National Westminster, 07/01/12+ .................................   VMIG1/A1+    4,402,000
                                                                                                      -----------
               NEW HAMPSHIRE - 5.2%
     5,000,000 New Hampshire Business Finance & Authority, Subsidiary of
                 New England Power, Series B, 2.70%, 05/06/99 ..........................   VMIG1/A1     5,000,000
     3,300,000 New Hampshire Business Finance & Authority, Subsidiary of
                 New England Power, Series B, 3.10%, 06/03/99 ..........................   VMIG1/A1     3,300,000
                                                                                                      -----------
               TOTAL NEW HAMPSHIRE .................................................................    8,300,000
                                                                                                      -----------
               NEW JERSEY - 3.1%
     5,000,000 New Jersey Turnpike Authority, Series D, 3.80%, 05/05/99,
                 FGIC Insured, LOC - Societe Generale, 01/01/18+ .......................   VMIG1/A1+    5,000,000
                                                                                                      -----------
               NEW YORK - 3.0%
     3,000,000 New York City Municipal Assistance Corporation, Subser K-2,
                 4.00%, 05/05/99, 07/01/08+ ............................................   VMIG1/A1+    3,000,000
     1,300,000 New York State Local Government Assistance Corporation,
                 Series G, 3.70%, 05/05/99, LOC - Bank of Nova Scotia, 04/01/25+ .......   VMIG1/A1+    1,300,000
       500,000 State of New York Dormitory Authority, Beverwyck Inc. Project,
                 3.90%, 05/05/99, LOC - Banque Paribas, 07/01/25+ ......................   VMIG1/A1       500,000
                                                                                                      -----------
               TOTAL NEW YORK ......................................................................    4,800,000
                                                                                                      -----------
               NORTH CAROLINA - 6.8%
     3,900,000  Charlotte  Airport  Revenue,  Series A,  3.95%,  05/05/99,  MBIA
                 Insured, SPA - Chase Manhattan Bank, 07/01/17+ ........................   VMIG1/A1+    3,900,000
     5,000,000 Charlotte-Mecklenberg Hospital Authority, North Carolina
                 Health Care Systems Revenue, Series D, 3.80%, 05/06/99,
                 Liquidity Facility - NationsBank, 01/15/26+ ...........................   VMIG1/A1+    5,000,000
     1,000,000 Lenoir County Industrial Facilities & Pollution Control,
                 Series 1983, Texasgulf Inc. Project, 4.125%, 05/06/99,
                 LOC - Bank of Nova Scotia, 12/01/03+ ..................................     A1/NR      1,000,000
     1,100,000 North Carolina Educational Facilities Finance Authority Revenue,
                 Elon College Project, 3.85%, 05/05/99, AMBAC Insured,
                 SPA - Credit Local de France, 01/01/19+ ...............................   VMIG1/A1+    1,100,000
                                                                                                      -----------
               TOTAL NORTH CAROLINA ................................................................   11,000,000
                                                                                                      -----------
               NORTH DAKOTA - 0.9%
     1,500,000 North Dakota State Housing Finance Agency Revenue,
                 Series C, 3.20%, 04/01/00 .............................................    MIG1/NR     1,500,000
                                                                                                      -----------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1999 (UNAUDITED)
====================================================================================================================

    PRINCIPAL                                                                              CREDIT        MARKET
     AMOUNT                                                                                RATINGS*      VALUE
    ---------                                                                              --------      ------
               OKLAHOMA - 1.5%
    $2,300,000 Oklahoma City, 5.00%, 02/01/00 ..........................................    Aa2/AA    $ 2,335,738
                                                                                                      -----------
               OREGON - 2.6%
     3,925,000 Oregon State Housing & Community Services, Series C,
                 3.75%, 05/13/99 .......................................................     NR/NR      3,925,000
       200,000 Port of Portland, Horizon Air Industries Inc. Project, 4.30%,
                 05/03/99, LOC - First National Bank of Chicago, 06/15/27+ .............    NR/A1+        200,000
                                                                                                      -----------
               TOTAL OREGON ........................................................................    4,125,000
                                                                                                      -----------
               PENNSYLVANIA - 7.9%
     2,000,000 Commonwealth of Pennsylvania, Series 1997A, 2.70%, 05/10/99 .............    A1+/P1      2,000,000
     1,250,000 Pennsylvania Energy Development Authority, B&W Ebensburg Project,
                 3.95%, 05/05/99, LOC - Swiss Bank Corp., 12/01/11+ ....................    Aa1/NR      1,250,000
     1,380,000 Philadelphia Authority for Industrial Development,
                 Rice Association Project, 4.10%, 05/06/99,
                 LOC - First Union, 07/01/17+ ..........................................     NR/NR      1,380,000
     7,000,000 Philadelphia Water & Waste Water Revenue, Series B,
                 3.85%, 05/05/99, AMBAC Insured,
                 SPA - Commerzbank A.G., 08/01/27+ .....................................   VMIG1/A1     7,000,000
     1,000,000 Quakertown General Authority Revenue, Pooled Financing,
                 Series A, 4.00%, 05/05/99,
                 LOC - PNC Bank National Association, 06/01/28+ ........................   VMIG1/A1+    1,000,000
                                                                                                      -----------
               TOTAL PENNSYLVANIA ..................................................................   12,630,000
                                                                                                      -----------
               SOUTH CAROLINA - 3.0%
     2,600,000 South Carolina Educational Facilities Authority, Furman
                 University Project, Series B, 3.95%, 05/06/99, MBIA Insured,
                 SPA - Wachovia Bank of South Carolina, 10/01/26+ ......................   VMIG1/AAA    2,600,000
     2,255,000 South Carolina State Educational Assistance Authority,
                 Guaranteed Student Loan Program, Series Lien A-3, 5.30%, 09/01/99 .....    NR/AAA      2,271,326
                                                                                                      -----------
               TOTAL SOUTH CAROLINA ................................................................    4,871,326
                                                                                                      -----------
               TENNESSEE - 1.6%
     2,500,000 Metropolitan Nashville Airport Authority, Special Facilities Revenue,
                 American Airlines Inc. Project, Series B, 4.25%, 05/05/99, 10/01/12+ ..    NR/A1+      2,500,000
                                                                                                      -----------
               TEXAS - 11.6%
     2,000,000 Bexar County Metropolitan Water District, 3.10%, 06/11/99 ...............    A1+/P1      2,000,000
     2,000,000 Brazos River Harbor Navigation District, Series 1990, 2.85%, 05/25/99 ...     A1/P1      2,000,000
     2,750,000 Harris County Housing Financial Corporation, Multi Family
                 Housing Revenue, Idlewood Park Development, Series A,
                 4.20%, 05/05/99, LOC - New England Mutual Life, 06/01/05+ .............    NR/A1+      2,750,000
     3,000,000 Houston Texas Tax & Revenue Anticipation Notes, 4.25%, 06/30/99 .........   MIG1/SP1+    3,005,974
     3,000,000 Houston Water & Sewer Revenue Notes, 2.70%, 05/03/99                          A1/P1      3,000,000
     3,950,000 South Texas Higher Education Authority Incorporated,
                 3.95%, 05/05/99, MBIA Insured,
                 SPA - Student Loan Marketing Association, 12/01/27+ ...................   VMIG1/NR     3,949,999
     2,000,000 Texas State Tax & Revenue Anticipation Notes, 4.50%, 08/31/99 ...........   MIG1/SP1+    2,008,664
                                                                                                      -----------
               TOTAL TEXAS .........................................................................   18,714,637
                                                                                                      -----------

                See accompanying notes to financial statements.


THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1999 (UNAUDITED)
====================================================================================================================

    PRINCIPAL                                                                              CREDIT        MARKET
     AMOUNT                                                                                RATINGS*      VALUE
    ---------                                                                              --------      ------

               UTAH - 0.6%
    $  900,000 Utah State Board of Regents Student Loan Revenue, Series C,
                 4.10%, 05/05/99, AMBAC Insured, SPA - Dresdner Bank, 11/01/13+ ........   VMIG1/A1+$     900,000
                                                                                                      -----------
               WASHINGTON - 4.0%
     1,500,000 Seattle Washington Muncipal Light & Power Revenue,
                 3.85%, 05/05/99, SPA - Morgan Guaranty Trust, 06/01/21+ ...............   VMIG1/A1+    1,500,000
     5,000,000 Washington State Public Power Supply System, Project Number 2,
                 3.85%, 05/05/99, MBIA Insured, SPA - C.S. First Boston, 07/01/12+ .....   VMIG1/A1+    5,000,000
                                                                                                      -----------
               TOTAL WASHINGTON ....................................................................    6,500,000
                                                                                                      -----------
               WISCONSIN - 0.6%
     1,000,000 Wisconsin State, Series 3, 4.25%, 11/01/99                                   Aa2/AA      1,005,400
                                                                                                      -----------
               WYOMING - 1.2%
     2,000,000 Lincoln County Pollution Control Revenue, Exxon Corporation Project,
                 Series B, 2.95%, 05/11/99,
                 LOC - Union Bank of Switzerland .......................................    P1/A1+      2,000,000
                                                                                                      -----------
               TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ..............................................  159,801,677
                                                                                                      -----------

TOTAL INVESTMENTS (Cost $159,801,677) (a) ..............................................  99.4%       159,801,677
PAYABLE TO MANAGER .....................................................................  (0.0)%          (40,278)
PAYABLE TO ADMINISTRATOR ...............................................................  (0.0)%          (12,350)
DIVIDENDS PAYABLE ......................................................................  (0.1)%         (125,799)
OTHER ASSETS AND LIABILITIES (NET) .....................................................   0.7%         1,153,145
                                                                                          ----        -----------
NET ASSETS (160,819,793 shares of beneficial interest outstanding,
      $0.001 par value, two billion shares authorized) ................................. 100.0%      $160,776,395
                                                                                          ====       ============
COMPOSITION OF NET ASSETS
Paid-in-capital .................................................................................... $160,779,095
Accumulated net realized loss on investments .......................................................       (2,700)
                                                                                                     ------------
NET ASSETS ......................................................................................... $160,776,395
                                                                                                     ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...........................................        $1.00
                                                                                                            =====

-----------
      + Variable rate security. The short term date shown reflects the next rate change.
    (a) Aggregate cost for Federal tax purposes. AMBAC - AMBAC Indemnity Corporation, FGIC - Financial Guaranty Insurance Company, LOC - Letter of Credit, MBIA - Municipal Bond Insurance Association, SPA - Standby Purchase Agreement.
      * Credit ratings issued by Standard & Poor's Corporation, Moody's Investors Services Inc. and Fitch Investors Services Inc. (Unaudited). Standard & Poor's credit rating of A1, Moody's credit rating of P1 and VMIG1 and Fitch's credit rating of F1 reflect instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios.


                See accompanying notes to financial statements.


THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- APRIL 30, 1999 (UNAUDITED)
====================================================================================================================


     PRINCIPAL                                                                                           MARKET
      AMOUNT                                                                                              VALUE
     --------                                                                                             -----
               U.S. TREASURY OBLIGATIONS - 54.3%
               U.S. TREASURY BILLS - 42.7%
   $48,000,000 U.S. Treasury Bills, 4.35%, due 06/10/99 ........................                     $ 47,768,000
     8,000,000 U.S. Treasury Bills, 4.305%, due 07/22/99 .......................                        7,921,553
                                                                                                     ------------
                                                                                                       55,689,553
                                                                                                     ------------
               U.S. TREASURY NOTES - 11.6%
    15,000,000 U.S. Treasury Notes, 5.50%, due 03/31/00 ........................                       15,094,219
                                                                                                     ------------
               TOTAL U.S. TREASURY OBLIGATIONS .................................                       70,783,772
                                                                                                     ------------

               REPURCHASE AGREEMENTS - 45.8%
    26,000,000 ABN AMRO, 4.89%, dated 04/30/99,
                 due 05/03/99, proceeds at maturity $26,010,595 (a) ............                       26,000,000
    13,747,734 Bear Stearns & Co. Inc., 4.88%, dated 04/30/99,
                 due 05/03/99, proceeds at maturity $13,753,325 (b) ............                       13,747,734
    20,000,000 State Street Bank & Trust Co., 4.88%, dated 04/30/99,
                 due 05/03/99, proceeds at maturity $20,008,133 (c) ............                       20,000,000
                                                                                                     ------------

               TOTAL REPURCHASE AGREEMENTS .....................................                       59,747,734
                                                                                                     ------------

TOTAL INVESTMENTS (Cost $130,531,506) (d) ......................................          100.1%      130,531,506
PAYABLE TO MANAGER .............................................................           (0.0)%         (28,250)
PAYABLE TO ADMINISTRATOR .......................................................           (0.0)%          (8,547)
DIVIDENDS PAYABLE ..............................................................           (0.1)%        (135,445)
Other Assets and Liabilities (Net) .............................................            0.0%           74,398
                                                                                          ------     ------------
NET ASSETS (130,430,091 shares of beneficial interest outstanding,
    $0.001 par value, two billion shares authorized) ...........................          100.0%     $130,433,662
                                                                                          ======     ============

COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................                     $130,430,113
Distributions in excess of net investment income ...............................                              (21)
Accumulated net realized gain on investments ...................................                            3,570
                                                                                                     ------------

NET ASSETS .....................................................................                     $130,433,662
                                                                                                     ============


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .......................                            $1.00
                                                                                                            =====

---------------------
(a) Collateralized by U.S. Treasury Note, 5.50%, due 02/29/00, market value $26,546,632.
(b) Collateralized by U.S. Treasury Bill, 11.125%, due 08/15/03, market value $7,606,938 and U.S. Treasury Note, 7.25%, due 05/15/04, market value $6,416,066.
(c) Collateralized by U.S. Treasury Bill, 8.75%, due 05/15/17, market value $20,403,438.
(d) Aggregate cost for Federal tax purposes.


                 See accompanying notes to financial statements.



THE TREASURER'S FUND
STATEMENTS OF OPERATIONS -- SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
======================================================================================================================

                                                                  DOMESTIC PRIME     TAX EXEMPT      U.S. TREASURY
                                                                  MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                    PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                  -------------     ------------     ------------
INVESTMENT INCOME:
 Interest ...................................................         $9,549,205      $2,756,312       $2,645,121
                                                                      ----------      ----------       ----------
EXPENSES:
 Investment advisory fees ...................................            573,221         270,813          168,426
 Administration fees ........................................            173,310          81,931           50,905
 Shareholder services fees ..................................             80,565          25,058           21,849
 Custodian fees .............................................             43,272          24,278           19,699
 Legal and audit fees .......................................             39,239          18,235            9,721
 Directors' fees ............................................             14,692           8,473            4,317
 Miscellaneous expenses                                                   51,564          32,276           35,132
                                                                      ----------      ----------       ----------
 Total Expenses .............................................            975,863         461,064          310,049
 Custodian fee credits ......................................                 --         (18,342)              --
                                                                      ----------      ----------       ----------
 TOTAL NET EXPENSES .........................................            975,863         442,722          310,049
                                                                      ----------      ----------       ----------
NET INVESTMENT INCOME .......................................          8,573,342       2,313,590        2,335,072
NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................                167          (2,700)          34,905
                                                                      ----------      ----------       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........         $8,573,509      $2,310,890       $2,369,977
                                                                      ==========      ==========       ==========

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================================

                                                    DOMESTIC PRIME                                TAX EXEMPT
                                                 MONEY MARKET PORTFOLIO                    MONEY MARKET PORTFOLIO
                                         ---------------------------------------    ----------------------------------------
                                         SIX MONTHS  ENDED         YEAR  ENDED       SIX  MONTHS ENDED         YEAR ENDED
                                          APRIL 30, 1999           OCTOBER 31,        APRIL 30, 1999           OCTOBER 31,
                                            (UNAUDITED)               1998              (UNAUDITED)               1998
                                         -----------------       ---------------    -----------------        ---------------
OPERATIONS:
   Net investment income ............     $     8,573,342        $    14,861,120       $     2,313,590       $     5,833,106
   Net realized gain (loss)
     on investments .................                 167                  2,459                (2,700)               14,353
                                          ---------------        ---------------       ---------------       ---------------
   Net increase in net assets
     resulting from operations ......           8,573,509             14,863,579             2,310,890             5,847,459
                                          ---------------        ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............          (8,617,292)            (2,317,020)           (5,833,106)           (2,335,072)
   Net realized gain on
     investment transactions ........                (167)                (4,256)                 --                    (346)
                                          ---------------        ---------------       ---------------       ---------------
   Total distributions to
    shareholders ....................          (8,617,459)           (14,865,376)           (2,317,020)           (5,833,452)
                                          ---------------        ---------------       ---------------       ---------------
CAPITAL SHARE TRANSACTIONS:
   ($1.00 PER SHARE)
   Proceeds from shares sold ........       1,668,802,183          1,781,729,609           267,544,801           688,316,889

   Proceeds from reinvestment
     of dividends ...................           8,315,456             14,377,159             2,303,122             5,768,277
   Cost of shares redeemed ..........      (1,630,480,012)        (1,718,594,158)         (322,655,455)         (673,343,550)
                                          ---------------        ---------------       ---------------       ---------------
   Net increase (decrease) in
     net assets from capital
     share transactions .............          46,637,627             77,512,610           (52,807,532)           20,741,616
                                          ---------------        ---------------       ---------------       ---------------
   Net increase (decrease) in
     net assets .....................          46,593,677             77,510,813           (52,813,662)           20,755,623
NET ASSETS:
   Beginning of period ..............         357,849,629            280,338,816           213,590,057           192,834,434
                                          ---------------        ---------------       ---------------       ---------------
   End of period ....................     $   404,443,306        $   357,849,629       $   160,776,395       $   213,590,057
                                          ===============        ===============       ===============       ===============



                                                    U.S. TREASURY
                                                 MONEY MARKET PORTFOLIO
                                         ---------------------------------------
                                         SIX MONTHS  ENDED         YEAR  ENDED
                                          APRIL 30, 1999           OCTOBER 31,
                                            (UNAUDITED)               1998
                                         -----------------       ---------------

OPERATIONS:
   Net investment income ............    $     2,335,072        $     4,778,044
   Net realized gain (loss)
     on investments .................             34,905                100,398
                                         ---------------        ---------------
   Net increase in net assets
     resulting from operations ......          2,369,977              4,878,442
                                         ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............         (4,778,044)
   Net realized gain on
     investment transactions ........            (31,335)              (100,398)
                                         ---------------        ---------------
   Total distributions to
    shareholders ....................         (2,366,407)            (4,878,442)
                                         ---------------        ---------------
CAPITAL SHARE TRANSACTIONS:
   ($1.00 PER SHARE)
   Proceeds from shares sold ........        581,508,352
                                                                    805,182,983
   Proceeds from reinvestment
     of dividends ...................          2,124,865              4,291,497
   Cost of shares redeemed ..........       (564,082,604)          (783,799,470
                                         ---------------        ---------------
   Net increase (decrease) in
     net assets from capital
     share transactions .............         19,550,613             25,675,010
                                         ---------------        ---------------
   Net increase (decrease) in
     net assets .....................         19,554,183             25,675,010
NET ASSETS:
   Beginning of period ..............        110,879,479             85,204,469
                                         ---------------        ---------------
   End of period ....................    $   130,433,662        $   110,879,479
                                         ===============        ===============




                 See accompanying notes to financial statements.


THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
DOMESTIC PRIME MONEY MARKET PORTFOLIO
==================================================================================================================
Selected data for a share outstanding throughout each period:

                                           SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,
                                           APRIL 30, 1999    ----------------------------------------------------
                                             (UNAUDITED)     1998       1997        1996        1995        1994
                                             ----------      ----       ----        ----        ----        -----
OPERATING PERFORMANCE:
   Net asset value, beginning of period     $   1.00       $  1.00     $  1.00     $  1.00    $  1.00    $   1.00
                                            --------       -------     -------     -------    -------    --------
   Net investment income (a)                   0.022         0.050       0.050       0.049      0.054       0.035
   Net realized and unrealized gain
    (loss) on investments                         --            --          --          --     (0.002)         --
                                            --------       -------     -------     -------    -------    --------
   Total from investment operations            0.022         0.050       0.050       0.049      0.052       0.035
                                            --------       -------     -------     -------    -------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                      (0.022)       (0.050)     (0.049)     (0.049)    (0.054)     (0.035)
   Net realized gain on investments               --            --      (0.001)         --         --          --
                                            --------       -------     -------     -------    -------    --------
   Total distributions                        (0.022)       (0.050)     (0.050)     (0.049)    (0.054)     (0.035)
                                            --------       -------     -------     -------    -------    --------
Contributions from affiliate (b)                  --            ---         --          --      0.002          --
                                            --------       -------     -------     -------    -------    --------
Net asset value, end of period              $   1.00       $  1.00     $  1.00     $  1.00    $  1.00    $   1.00
                                            ========       =======     =======     =======    =======    ========
   Total return+                               2.26%         5.15%       5.19%       5.12%      5.50%       3.56%
                                            ========       =======     =======     =======    =======    ========
Ratios to average net assets and
   supplemental data:
   Net assets, end of period (in 000's)     $404,443      $357,850    $280,339    $236,812   $169,297    $143,744
  Ratio of net investment income
    to average net assets                      4.49%(d)      5.03%       4.99%       4.93%      5.33%       3.49%
  Ratio of operating expenses to
    average net assets (c)                     0.51%(d)      0.54%       0.52%       0.54%      0.53%       0.53%
  Ratio of interest expense to
    average net assets                            --            --          --       0.01%      0.02%       0.13%

------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the periodincluding reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income before fees waived by the administrator for the years ended October 31, 1996, 1995 and 1994 was $0.048, $0.053 and $0.034,
    respectively.
(b) During the year ended October 31, 1995, the Portfolio realized losses on the sale of certain securities. Pursuant to an undertaking, losses in the amount of $262,913 were reimbursed to the Portfolio by the former Adviser.
(c) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1996 and 1995 were 0.52% and 0.50%, respectively. The operating expense ratio after fees waived by the administrator for the year ended October 31, 1994 was 0.53%.
(d) Annualized.




TAX EXEMPT MONEY MARKET PORTFOLIO
==================================================================================================================
Selected data for a share outstanding throughout each period:

                                           SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,
                                           APRIL 30, 1999    ----------------------------------------------------
                                             (UNAUDITED)     1998       1997        1996        1995        1994
                                             ----------      ----       ----        ----        ----        -----
OPERATING PERFORMANCE:
  Net asset value, beginning of period      $   1.00      $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
                                            --------      --------    ---------   --------   --------    --------
  Net investment income (a)                    0.013         0.030       0.031       0.030      0.034       0.022
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                       (0.013)       (0.030)     (0.031)     (0.030)    (0.034)     (0.022)
                                            --------      --------    ---------   --------   --------    --------
  Net asset value, end of period            $   1.00      $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
                                            ========      ========    ========    ========   ========    ========
  Total return+                                1.28%         3.08%       3.12%       3.04%      3.42%       2.21%
                                            ========      ========    ========    ========   ========    ========
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)     $160,776      $213,590    $192,834    $158,507   $140,826    $133,951
   Ratio of net investment income
    to average net assets                      2.56%(c)      3.04%       3.07%       3.00%      3.35%        2.18%
   Ratio of operating expenses to
    average net assets (b)                     0.51%(c)      0.50%       0.53%       0.54%       0.53%       0.54%

------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income before fees waived by the administrator for the years ended October 31, 1995 and 1994 was $0.033 and $0.021, respectively.
(b) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the periods ended April 30, 1999, October 31, 1998, 1997 and 1996 were 0.49%, 0.48%, 0.52% and 0.52%, respectively.
    The operating expense ratio after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1995 was 0.50%. The operating expense ratio after fees waived by the administrator for the year ended October 31, 1994 was 0.53%.
(c) Annualized

                 See accompanying notes to financial statements.


THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET PORTFOLIO
=================================================================================================================
Selected data for a share outstanding throughout each period:

                                           SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,
                                           APRIL 30, 1999    ----------------------------------------------------
                                             (UNAUDITED)     1998       1997        1996        1995        1994
                                             ----------      ----       ----        ----        ----        -----
OPERATING PERFORMANCE:
  Net asset value, beginning of period      $   1.00      $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
                                            --------      --------    ---------   --------   --------    --------
  Net investment income                        0.021         0.048       0.047       0.047      0.051       0.033
  Net realized and unrealized gain
    (loss) on investments                         --         0.001       0.001          --         --          --
                                            --------      --------    ---------   --------   --------    --------
   Total from investment operations            0.021         0.049       0.048       0.047      0.051       0.033
                                            --------      --------    ---------   --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                      (0.021)       (0.048)     (0.047)     (0.047)    (0.051)      (0.033)
   Net realized gain on investments               --        (0.001)     (0.001)         --         --          --
                                            --------      --------    ---------   --------   --------    --------
   Total distributions                        (0.021)       (0.049)     (0.048)     (0.047)    (0.051)     (0.033)
                                            --------      --------    ---------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
                                            ========      ========    ========    ========   ========    ========
Total return+                                  2.11%         5.03%       4.91%       4.83%      5.27%       3.31%
                                            ========      ========    ========    ========   ========    ========
RATIOS TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)      $130,434      $110,879     $85,204     $90,761    $94,834    $138,205
  Ratio of net investment income to
    average net assets                         4.16%(b)      4.83%       4.74%       4.70%      5.10%       3.07%
  Ratio of operating expenses to
    average net assets (a)                     0.55%(b)      0.51%       0.61%       0.63%      0.56%       0.49%

------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Operating expense ratios after custodian fee credits on securities lending income for the year ended October 31, 1997 was 0.60%. Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the years ended October 31, 1996 and 1995 were 0.60% and 0.54%, respectively.
(b) Annualized.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================
1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (collectively, the "Portfolios"). Shares of these Portfolios are also offered as Gabelli Cash Management shares of the Treasurer's Fund, Inc.. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio still remain inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Directors. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including short term capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
================================================================================

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended April 30, 1999, custodian fee credits were $18,342. There was no effect on net investment income. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment Advisory agreement (the "Advisory Agreement") with Gabelli Fixed Income, LLC (the "Adviser") which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. Gabelli Fixed Income Distributors, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

BOARD OF DIRECTORS

Felix J. Christiana
FORMER SENIOR VICE PRESIDENT
DOLLAR DRY DOCK SAVINGS BANK

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Richard N. Daniel
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
HANDY & HARMAN

Mary E. Hauck
(RETIRED) SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD
PHYSICIAN, AUTHOR AND LECTURER
GENERAL PARTNER OF KBS PARTNERSHIP

Thomas E. O'Connor
CONSULTANT
GABELLI FIXED INCOME LLC

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT
PROFESSOR, PACE UNIVERSITY

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. Van Eckris
MANAGING DIRECTOR
BALMAC INTERNATIONAL, INC.


OFFICERS

Ronald S. Eaker
PRESIDENT AND
CHIEF INVESTMENT OFFICER

Henley L. Smith
VICE PRESIDENT AND
INVESTMENT OFFICER

Judith A. Raneri
SECRETARY, TREASURER AND
PORTFOLIO MANAGER

Bruce N. Alpert
VICE PRESIDENT


                                   DISTRIBUTOR
                              Gabelli Fixed Income
                               Distributors, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                                Battle Fowler LLP
--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------


THE
TREASURER'S
FUND

Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury

                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 1999